Annual Total Returns[BarChart] - PROFUND VP CONSUMER GOODS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.94%	10.86%	28.45%	10.23%	4.16%	3.54%	15.05%	(14.80%)	26.56%	31.05%